Commitments, Contingencies and Other Matters: Schedule Of Cash Balances By Geographic Segment Table Text Block (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Cash and cash equivalents at beginning of period	$ 11,265,031	$ 6,947,972	$ 3,755,600	$ 18,386,288	$ 13,344,426
Percentage of Cash and Cash Equivalents By Geographical Segment	100.00%	100.00%		100.00%
United States
Cash and cash equivalents at beginning of period	110,393	28,331		23,406
Percentage of Cash and Cash Equivalents By Geographical Segment	0.98%	0.41%		0.13%
China
Cash and cash equivalents at beginning of period	$ 11,154,638	$ 6,919,641		$ 18,362,882
Percentage of Cash and Cash Equivalents By Geographical Segment	99.02%	99.59%		99.87%